Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Changes in Carrying Amount pf Goodwill	Changes in the carrying amount pf goodwill for the year ended December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022
Beginning balance	$1,023,533	$-
Acquisitions	-	1,023,533
Goodwill impairment	(1,023,533)	-
Ending balance	$-	$1,023,533